Inventories	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2015	2016

Raw materials and components	$8,724	$12,322
Finished products (*)	7,079	11,800

	$15,803	$24,122

(*)	Includes amounts of $ 145 and $ 705 for the years ended December 31, 2015 and 2016, respectively, with respect to inventory delivered to customers but for which revenue criteria have not yet been met.